Fair Values of Assets and Liabilities - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair value measurement transfers from one level to another	$ 0	$ 0	$ 0
Significant changes to the valuation techniques to measure fair value during the reporting period	No significant changes to the valuation techniques used by the Company to measure fair value.
Mortgage loans held for sale measured at fair value, net gain	$ 33,000,000	27,000,000	$ 185,000,000
Minimum [Member]
Fair Value Disclosures [Abstract]
Assumed credit valuation adjustment as percentage of derivative contract fair value	0.00%
Maximum [Member]
Fair Value Disclosures [Abstract]
Assumed credit valuation adjustment as percentage of derivative contract fair value	96.00%
Average [Member]
Fair Value Disclosures [Abstract]
Assumed credit valuation adjustment as percentage of derivative contract fair value	3.00%
Standby Letters Of Credit, Unfunded Commitments and Deferred Non-Yield Loan Fees [Member]
Fair Value Disclosures [Abstract]
Carrying value of guarantee obligations	$ 618,000,000	515,000,000
Other Guarantees [Member]
Fair Value Disclosures [Abstract]
Carrying value of guarantee obligations	$ 186,000,000	$ 184,000,000